DISCONTINUED OPERATIONS - Operating results from discontinued operations included in the Group's consolidated statements of comprehensive loss (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 23, 2021	Dec. 31, 2021	Dec. 31, 2020
Major classes of line items constituting pre-tax profit of discontinued operations
Income tax expense		$ (359)	$ (30)
Loss from discontinued operations, net of income tax		(2,224)	(8,779)
Loss on disposal of lottery business related VIEs		(6,697)
Net loss from discontinued operations, net of applicable income taxes		(8,921)	(8,779)
Discontinued Operations [Member] | Variable Interest Entity, Primary Beneficiary
Major classes of line items constituting pre-tax profit of discontinued operations
Revenues		1,269	1,000
Cost of revenue		(192)	(419)
Sales and marketing		(556)	(1,284)
General and administrative		(2,322)	(7,822)
Service development expenses		(496)	(2,444)
Other income that are not major		73	1,690
Loss from discontinued operations, before income tax		(2,224)	(9,279)
Income tax expense			500
Loss from discontinued operations, net of income tax		(2,224)	(8,779)
Loss on disposal of lottery business related VIEs	$ (6,697)	(6,697)
Net loss from discontinued operations, net of applicable income taxes		$ (8,921)	$ (8,779)